Lease Liabilities	12 Months Ended
Dec. 31, 2024
Lease Liabilities.
Lease Liabilities
12.	Lease Liabilities

The Company has recognized lease liabilities on its office and equipment leases:

In $000s	Office	Equipment	Total
Balance, December 31, 2022	$2,280	$1,282	$3,562
Recognition of liability	6,498	160	6,658
Lease payments	(485)	(506)	(991)
Accretion – G&A	170	1	171
Accretion – E&E	112	95	207
Balance, December 31, 2023	$8,575	$1,032	$9,607
Recognition of liability	15	13,695	13,710
Lease payments	(1,519)	(7,063)	(8,582)
Derecognition	—	(2,557)	(2,557)
Accretion – G&A	758	1	759
Accretion – E&E	37	559	596
Balance, December 31, 2024	$7,866	$5,667	$13,533

Current lease liabilities	$717	$344	$1,061
Long-term lease liabilities	7,858	688	8,546
Total lease liabilities, December 31, 2023	$8,575	$1,032	$9,607

Current lease liabilities	$1,085	$5,218	$6,303
Long-term lease liabilities	6,781	449	7,230
Total lease liabilities, December 31, 2024	$7,866	$5,667	$13,533

During the year ended December 31, 2023, the Company entered into a new lease agreement for office space which commenced on November 1, 2023 and ends on July 30, 2038.

12.	Lease Liabilities (continued)

During the year ended December 31, 2024, the Company entered into various short-term mobile equipment lease agreements with purchase options for the construction and development of Eskay Creek project. The purchase options of certain equipment leases were exercised, resulting in a derecognition of lease liabilities of $2,557,000.